Trade receivables (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivable	R$ 852,514	R$ 703,323
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivable	128,785	97,390
Later Than One Months And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivable	165,512	126,623
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivable	102,369	91,411
Later than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivable	71,961	60,847
Financial assets neither past due nor impaired [member]
IfrsStatementLineItems [Line Items]
Trade receivable	R$ 383,887	R$ 327,052